Annual Fund Operating Expenses	Sep. 30, 2025
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[2]
Expenses (as a percentage of Assets)	0.75%
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%	[2]
Expenses (as a percentage of Assets)	1.03%
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.31%	[2]
Expenses (as a percentage of Assets)	1.56%
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%	[2]
Expenses (as a percentage of Assets)	1.78%
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[2]
Expenses (as a percentage of Assets)	0.63%
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	0.93%	[3]
Fee Waiver or Reimbursement	0.28%	[3]
Net Expenses (as a percentage of Assets)	0.65%	[3]
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.25%	[4]
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.15%	[3],[4]
Fee Waiver or Reimbursement	0.15%	[3],[4]
Net Expenses (as a percentage of Assets)	1.00%	[3],[4]
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	1.67%	[3]
Fee Waiver or Reimbursement	0.20%	[3]
Net Expenses (as a percentage of Assets)	1.47%	[3]
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.71%
Expenses (as a percentage of Assets)	2.08%	[3]
Fee Waiver or Reimbursement	0.33%	[3]
Net Expenses (as a percentage of Assets)	1.75%	[3]
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Class IR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.30%	[5]
Fee Waiver or Reimbursement	0.05%	[5]
Net Expenses (as a percentage of Assets)	0.25%	[5]
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.35%	[5]
Fee Waiver or Reimbursement	0.05%	[5]
Net Expenses (as a percentage of Assets)	0.30%	[5]
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%	[6]
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.55%	[5],[6]
Fee Waiver or Reimbursement	0.15%	[5],[6]
Net Expenses (as a percentage of Assets)	0.40%	[5],[6]
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%	[8]
Expenses (as a percentage of Assets)	0.83%	[9]
Fee Waiver or Reimbursement	0.09%	[9]
Net Expenses (as a percentage of Assets)	0.74%	[9]
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[7]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%	[8]
Expenses (as a percentage of Assets)	1.05%	[9]
Fee Waiver or Reimbursement	0.00%	[9]
Net Expenses (as a percentage of Assets)	1.05%	[9]
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[7]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.38%	[8]
Expenses (as a percentage of Assets)	1.58%	[9]
Fee Waiver or Reimbursement	0.00%	[9]
Net Expenses (as a percentage of Assets)	1.58%	[9]
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[7]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.75%	[8]
Expenses (as a percentage of Assets)	2.20%	[9]
Fee Waiver or Reimbursement	0.36%	[9]
Net Expenses (as a percentage of Assets)	1.84%	[9]
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[8]
Expenses (as a percentage of Assets)	0.68%	[9]
Fee Waiver or Reimbursement	0.00%	[9]
Net Expenses (as a percentage of Assets)	0.68%	[9]

[1]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit all or a portion of its advisory fee and/or reimburse the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[2]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[3]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I, 1.00% for Class A, 1.47% for Class L and 1.75% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[4]
1	The Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the “Trust”) acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

[5]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR, 0.30% for Institutional Class and 0.40% for Class A. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of the Trust acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[6]
1	The Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the “Trust”) acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

[7]
1	“Advisory Fee” includes the management fee of the Subsidiary (as defined below). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit all or a portion of its advisory fee and/or reimburse the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[8]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[9]
3	The Fund’s Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I, 1.09% for Class A, 1.59% for Class L, 1.84% for Class C and 0.71% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.